UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

          BlackRock Disciplined Small Cap Core Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 02/28/2015

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
API Technologies Corp. (a)	862	$1,681
Moog, Inc., Class A (a)	1,045	78,856
Vectrus, Inc. (a)	1,016	32,319

		112,856
Airlines — 1.2%
American Airlines Group, Inc.	609	29,171
JetBlue Airways Corp. (a)	3,309	56,882
Virgin America, Inc. (a)	356	12,474

		98,527
Auto Components — 2.1%
Jason Industries, Inc. (a)	930	6,649
Lear Corp.	190	20,695
Tenneco, Inc. (a)	1,553	90,447
Tower International, Inc. (a)	2,132	57,713

		175,504
Banks — 6.0%
Banco Latinoamericano de Comercio Exterior SA	260	8,177
The Bank of Kentucky Financial Corp.	29	1,378
Cathay General Bancorp	188	4,856
Central Pacific Financial Corp.	427	9,795
Financial Institutions, Inc.	240	5,405
First Busey Corp.	10,260	64,946
First Interstate BancSystem, Inc., Class A	99	2,613
Glacier Bancorp, Inc.	3,042	73,890
Green Bancorp, Inc. (a)	2,223	25,053
Northrim BanCorp, Inc.	26	615
Opus Bank	150	4,370
Peoples Bancorp, Inc.	186	4,416
Prosperity Bancshares, Inc.	1,093	56,541
Texas Capital Bancshares, Inc. (a)	1,237	57,434
Umpqua Holdings Corp.	8,463	139,978
Union Bankshares Corp.	52	1,137
Veritex Holdings, Inc. (a)	178	2,512
Wintrust Financial Corp.	691	32,539

		495,655
Beverages — 0.0%
MGP Ingredients, Inc.	41	639
Biotechnology — 5.7%
ACADIA Pharmaceuticals, Inc. (a)	33	1,253
Acorda Therapeutics, Inc. (a)	625	21,150
Alder Biopharmaceuticals, Inc. (a)	629	16,908
BioSpecifics Technologies Corp. (a)	423	16,480
Celladon Corp.	852	15,464
Cepheid, Inc. (a)	96	5,457
China Biologic Products, Inc. (a)	206	15,780
Concert Pharmaceuticals, Inc. (a)	1,132	16,289
Dyax Corp. (a)	1,703	25,732
Eleven Biotherapeutics, Inc. (a)	577	6,099
Emergent Biosolutions, Inc. (a)	680	20,380
Enanta Pharmaceuticals, Inc. (a)	514	18,411
Enzon Pharmaceuticals, Inc.	8,768	9,206
EPIRUS Biopharmaceuticals, Inc. (a)	1,503	15,827

Common Stocks	Shares	Value
Biotechnology (concluded)
Fibrocell Science, Inc. (a)	2,822	$13,743
Five Prime Therapeutics, Inc. (a)	698	17,967
Genocea Biosciences, Inc. (a)	571	4,928
Hyperion Therapeutics, Inc. (a)	682	20,153
Infinity Pharmaceuticals, Inc. (a)	1,252	19,030
Isis Pharmaceuticals, Inc.	374	25,641
Ligand Pharmaceuticals, Inc. (a)	383	21,092
Loxo Oncology, Inc. (a)	814	10,452
Merrimack Pharmaceuticals, Inc. (a)	1,645	17,634
Myriad Genetics, Inc. (a)(b)	123	4,191
Neurocrine Biosciences, Inc. (a)	36	1,406
OncoGenex Pharmaceutical, Inc. (a)	1,222	2,804
Oncothyreon, Inc. (a)	10,420	16,672
PDL BioPharma, Inc.	3,120	21,778
Puma Biotechnology, Inc. (a)	46	9,798
Rigel Pharmaceuticals, Inc. (a)	3,910	11,691
Trevena, Inc. (a)	3,027	16,316
United Therapeutics Corp. (a)	87	13,489
Verastem, Inc. (a)	2,056	15,297
Xencor, Inc. (a)	434	6,770

		475,288
Capital Markets — 0.6%
Fifth Street Asset Management, Inc. (a)	134	1,749
GFI Group, Inc.	353	2,150
Medley Management, Inc., Class A	418	4,343
Pzena Investment Management, Inc., Class A	4,489	37,214
Westwood Holdings Group, Inc.	64	3,999

		49,455
Chemicals — 0.6%
KMG Chemicals, Inc.	388	8,408
Penford Corp. (a)	1,881	35,419
Trecora Resources (a)	311	4,488
Trinseo SA (a)	186	3,374

		51,689
Commercial Services & Supplies — 1.9%
ARC Document Solutions, Inc. (a)	2,266	19,170
Atento SA (a)	1,403	16,163
Hudson Technologies, Inc. (a)	441	1,720
InnerWorkings, Inc. (a)	498	3,162
SP Plus Corp. (a)	2,961	66,948
Viad Corp.	1,862	49,455

		156,618
Communications Equipment — 1.8%
Aruba Networks, Inc. (a)	3,967	98,421
Calix, Inc. (a)	4,624	40,414
Emulex Corp. (a)	328	2,608
Polycom, Inc. (a)	278	3,842

		145,285
Construction & Engineering — 0.5%
Tutor Perini Corp. (a)	1,803	41,956
Consumer Finance — 0.5%
Consumer Portfolio Services, Inc. (a)	6,277	43,688

Portfolio Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

BLACKROCK FUNDS	FEBRUARY 28, 2015	1

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Containers & Packaging — 0.9%
Graphic Packaging Holding Co. (a)	4,850	$73,187
Distributors — 1.8%
Core-Mark Holding Co., Inc.	2,133	149,993
Diversified Consumer Services — 1.2%
Collectors Universe, Inc.	937	21,335
K12, Inc. (a)	195	3,301
LifeLock, Inc. (a)	3,973	55,543
National American University Holdings, Inc.	5,560	18,070

		98,249
Diversified Financial Services — 0.1%
Marlin Business Services Corp.	234	4,378
Diversified Telecommunication Services — 1.2%
Inteliquent, Inc.	3,450	50,887
Premiere Global Services, Inc. (a)	5,125	49,917

		100,804
Electric Utilities — 0.7%
Cleco Corp.	279	15,186
Genie Energy Ltd., Class B	399	2,909
Portland General Electric Co.	728	27,147
Spark Energy, Inc., Class A	1,118	15,596

		60,838
Electrical Equipment — 0.4%
Polypore International, Inc. (a)	208	12,332
TCP International Holdings Ltd. (a)	6,198	16,983

		29,315
Electronic Equipment, Instruments & Components — 2.5%
DTS, Inc. (a)	399	11,759
Echelon Corp. (a)	1,572	1,776
Newport Corp. (a)	821	16,387
OSI Systems, Inc. (a)	772	55,947
Radisys Corp. (a)	26,255	61,699
Sanmina Corp. (a)	954	21,656
Vishay Precision Group, Inc. (a)	2,769	41,120

		210,344
Energy Equipment & Services — 0.9%
CHC Group Ltd. (a)	4,790	11,783
Dawson Geophysical Co. (a)	4,107	21,521
Enservco Corp. (a)	6,661	13,988
North Atlantic Drilling Ltd.	2,179	3,508
Pacific Drilling SA (a)	5,879	21,400

		72,200
Food & Staples Retailing — 0.0%
The Pantry, Inc. (a)	108	3,964
Food Products — 1.9%
Omega Protein Corp. (a)	2,190	23,389
Pilgrim’s Pride Corp. (b)	996	27,320
Sanderson Farms, Inc. (b)	882	75,155
Seaboard Corp. (a)	7	28,070

		153,934
Gas Utilities — 0.8%
Gas Natural, Inc.	628	6,343
Southwest Gas Corp.	986	56,458

		62,801

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 3.6%
Align Technology, Inc. (a)	135	$7,742
Alphatec Holdings, Inc. (a)	5,428	7,871
Anika Therapeutics, Inc. (a)	543	21,677
Cutera, Inc. (a)	134	1,722
Greatbatch, Inc. (a)	396	21,043
ICU Medical, Inc. (a)	70	6,224
Natus Medical, Inc. (a)	163	5,834
Nevro Corp. (a)	568	23,759
Orthofix International NV (a)	1,039	33,695
STERIS Corp.	1,788	115,362
SurModics, Inc. (a)	505	12,145
Symmetry Surgical, Inc. (a)	4,528	33,507
Synergetics U.S.A., Inc. (a)	717	3,241

		293,822
Health Care Providers & Services — 5.1%
Alliance HealthCare Services, Inc. (a)	2,762	66,039
Centene Corp. (a)	168	10,325
Five Star Quality Care, Inc. (a)	4,020	14,633
Health Net, Inc. (a)	2,277	130,586
HealthSouth Corp.	60	2,608
Surgical Care Affiliates, Inc. (a)	44	1,429
Team Health Holdings, Inc. (a)	2,262	134,069
VCA, Inc. (a)	1,195	63,670

		423,359
Health Care Technology — 0.0%
Omnicell, Inc. (a)	84	2,944
Hotels, Restaurants & Leisure — 2.2%
BFC Financial Corp., Class A (a)	5,961	18,479
Brinker International, Inc.	2,105	125,163
Isle of Capri Casinos, Inc. (a)	3,167	39,492
Shake Shack, Inc., Class A (a)(b)	16	690

		183,824
Household Durables — 0.4%
Nova Lifestyle, Inc. (a)(b)	3,763	9,897
Skullcandy, Inc. (a)	201	2,092
ZAGG, Inc. (a)	2,894	22,284

		34,273
Independent Power and Renewable Electricity Producers — 0.1%
Dynegy, Inc. (a)	418	11,650
Insurance — 3.1%
CNO Financial Group, Inc.	2,619	42,585
Fidelity & Guaranty Life	3,971	82,120
Maiden Holdings Ltd.	8,491	121,506
Symetra Financial Corp.	426	9,619
Universal Insurance Holdings, Inc.	139	3,461

		259,291
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A (a)	1,230	15,350
Liberty Ventures, Series A	385	15,469
U.S. Auto Parts Network, Inc. (a)	7,478	20,789

		51,608
Internet Software & Services — 2.9%
Aerohive Networks, Inc. (a)	1,148	5,453
Blucora, Inc. (a)	668	9,900
Carbonite, Inc. (a)	81	1,221

2	BLACKROCK FUNDS	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Constant Contact, Inc. (a)	669	$27,650
IntraLinks Holdings, Inc. (a)	399	4,138
LivePerson, Inc. (a)	499	5,756
LogMeIn, Inc. (a)	2,831	149,194
Marchex, Inc., Class B	1,002	4,138
New Relic, Inc. (a)	12	414
NIC, Inc.	399	6,983
Rightside Group Ltd. (a)	3,057	21,582
Tremor Video, Inc. (a)	1,128	2,741

		239,170
IT Services — 1.2%
Forrester Research, Inc.	160	6,019
Global Cash Access Holdings, Inc. (a)	8,328	59,212
Net 1 UEPS Technologies, Inc. (a)	1,334	18,222
VeriFone Systems, Inc. (a)	448	15,765

		99,218
Leisure Products — 0.1%
Nautilus, Inc. (a)	290	4,425
Life Sciences Tools & Services — 0.3%
PRA Health Sciences, Inc. (a)	877	27,643
Machinery — 2.1%
Blount International, Inc. (a)	1,905	31,604
Global Brass & Copper Holdings, Inc.	3,540	49,702
The Greenbrier Cos., Inc. (b)	651	38,259
Hyster-Yale Materials Handling, Inc.	249	16,451
Supreme Industries, Inc., Class A	4,189	36,402
		172,418
Marine — 0.2%
Scorpio Bulkers, Inc. (a)	7,040	17,952
Media — 0.8%
Sizmek, Inc. (a)	3,194	25,233
Townsquare Media, Inc., Class A (a)	581	7,687
Tribune Publishing Co.	1,502	32,293
		65,213
Multiline Retail — 1.5%
Burlington Stores, Inc. (a)	2,254	125,255
Oil, Gas & Consumable Fuels — 1.3%
Emerald Oil, Inc. (a)(b)	14,356	15,935
Hallador Energy Co.	2,900	36,366
Hugoton Royalty Trust	3,393	27,551
MV Oil Trust	591	9,095
U.S. Energy Corp. Wyoming (a)	4,367	5,939
Voc Energy Trust	928	5,048
Whiting Petroleum Corp. (a)	200	6,766
		106,700
Paper & Forest Products — 1.9%
Boise Cascade Co. (a)	3,529	125,668
Domtar Corp.	663	29,968
		155,636
Pharmaceuticals — 2.0%
Cumberland Pharmaceuticals, Inc. (a)	1,621	9,839
Endo International PLC (a)	56	4,794
Furiex Pharmaceuticals, Inc. — CVR (a)	11	110
Lannett Co., Inc. (a)	1,130	70,512
SciClone Pharmaceuticals, Inc. (a)	1,359	10,478

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Sucampo Pharmaceuticals, Inc., Class A (a)	4,551	$69,994
		165,727
Professional Services — 2.7%
CRA International, Inc. (a)	500	15,045
GP Strategies Corp. (a)	63	2,248
Kforce, Inc.	722	17,039
Korn/Ferry International (a)	538	16,463
RPX Corp. (a)	6,511	94,930
TrueBlue, Inc. (a)	3,218	74,046
		219,771
Real Estate Investment Trusts (REITs) — 9.1%
American Assets Trust, Inc.	360	14,767
Armada Hoffler Properties, Inc.	268	2,894
Capstead Mortgage Corp.	411	4,920
Chatham Lodging Trust	1,619	46,983
Chesapeake Lodging Trust	1,762	62,657
CIM Commercial Trust Corp.	141	2,332
CyrusOne, Inc.	122	3,626
DuPont Fabros Technology, Inc.	4,025	126,023
Equity LifeStyle Properties, Inc.	515	27,743
The Geo Group, Inc.	3,732	161,036
LaSalle Hotel Properties	507	19,732
Lexington Realty Trust	1,848	20,014
New Residential Investment Corp.	1,816	27,440
NorthStar Realty Finance Corp.	1,205	23,160
Pebblebrook Hotel Trust	140	6,801
PS Business Parks, Inc.	782	65,047
RLJ Lodging Trust	3,869	123,073
Western Asset Mortgage Capital Corp. (b)	1,111	16,665
		754,913
Real Estate Management & Development — 1.0%
Marcus & Millichap, Inc. (a)	158	5,835
RE/MAX Holdings, Inc., Class A	2,358	77,248
		83,083
Road & Rail — 2.0%
Ryder System, Inc.	734	68,989
Swift Transportation Co. (a)	3,286	92,928
		161,917
Semiconductors & Semiconductor Equipment — 5.5%
Alpha & Omega Semiconductor Ltd. (a)	208	1,845
Ambarella, Inc. (a)(b)	1,450	83,215
Amkor Technology, Inc. (a)	5,428	52,814
FormFactor, Inc. (a)	1,327	13,031
Integrated Device Technology, Inc. (a)	366	7,554
IXYS Corp.	944	11,300
Magnachip Semiconductor Corp. (a)	234	1,336
OmniVision Technologies, Inc. (a)	259	6,944
Pericom Semiconductor Corp.	2,484	38,750
Qorvo, Inc. (a)	290	20,126
Spansion, Inc., Class A (a)	1,769	63,826
Tessera Technologies, Inc.	3,861	154,672
		455,413
Software — 4.3%
Advent Software, Inc.	238	10,512
Aspen Technology, Inc. (a)	1,458	56,286
AVG Technologies NV (a)	3,257	73,510

BLACKROCK FUNDS	FEBRUARY 28, 2015	3

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
Aware, Inc.	392	$1,772
Covisint Corp. (a)	5,485	13,712
ePlus, Inc. (a)	682	56,722
Exa Corp. (a)	1,789	17,622
Manhattan Associates, Inc. (a)	1,730	86,241
Progress Software Corp. (a)	1,091	29,828
Verint Systems, Inc. (a)	177	10,775

		356,980
Specialty Retail — 2.4%
Aaron’s, Inc. (a)	1,634	48,710
Kirkland’s, Inc. (a)	406	9,651
Murphy U.S.A., Inc. (a)	701	49,764
New York & Co., Inc. (a)	11,757	26,336
Stage Stores, Inc.	3,089	66,166

		200,627
Technology Hardware, Storage & Peripherals — 1.1%
Avid Technology, Inc. (a)	4,165	65,307
QLogic Corp. (a)	454	6,815
Quantum Corp. (a)	13,648	22,246

		94,368
Textiles, Apparel & Luxury Goods — 2.5%
Deckers Outdoor Corp. (a)	616	45,732
Iconix Brand Group, Inc. (a)	705	23,808
Rocky Brands, Inc.	213	4,234
Skechers U.S.A., Inc., Class A (a)	1,913	130,352

		204,126
Thrifts & Mortgage Finance — 2.2%
Anchor BanCorp Wisconsin, Inc. (a)	713	24,912
EverBank Financial Corp.	3,982	71,596
Home Loan Servicing Solutions Ltd.	328	6,038
Ladder Capital Corp., Class A (a)	1,151	21,178
Meta Financial Group, Inc.	981	34,992
MGIC Investment Corp. (a)	670	6,117
Radian Group, Inc.	366	5,786
Walker & Dunlop, Inc. (a)	466	7,470

		178,089
Trading Companies & Distributors — 1.5%
H&E Equipment Services, Inc.	2,716	66,488
MRC Global, Inc. (a)	2,341	30,129

Common Stocks	Shares	Value
Trading Companies & Distributors (concluded)
Watsco, Inc.	165	$19,345
Willis Lease Finance Corp. (a)	314	6,701

		122,663
Water Utilities — 0.5%
American States Water Co.	647	25,964
California Water Service Group	482	12,257

		38,221
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. — CVR (a)	216	544
Total Common Stocks — 98.9%		8,178,010

Other Interests (c)	Beneficial Interest (000)	Value
Professional Services — 0.0%
The Dolan Co., Escrow (a)	$2	39
Total Other Interests — 0.0%		39
Total Long-Term Investments (Cost — $7,421,866) — 98.9%		8,178,049

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (d)(e)	240,668	240,668
	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)(f)	$260	260,265
Total Short-Term Securities (Cost — $500,933) — 6.0%		500,933
Total Investments (Cost — $7,922,799*) — 104.9%		8,678,982
Liabilities in Excess of Other Assets — (4.9)%		(407,867)

Net Assets — 100.0%		$8,271,115

Notes to Schedule of Investments

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,943,933

Gross unrealized appreciation	$1,016,359
Gross unrealized depreciation	(281,310)

Net unrealized appreciation	$735,049

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

4	BLACKROCK FUNDS	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund

(d)	During the period ended February 28, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at May 31, 2014	Net Activity	Shares/Beneficial Interest Held at February 28, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	116,410	124,258	240,668	$57
BlackRock Liquidity Series, LLC, Money Market Series	$2,821	$257,444	$260,265	$3,975

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Long	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	E-Mini Russell 2000 Futures	InterContinental Exchange	March 2015	$123,160	$4,137

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$8,177,356	—	$693	$8,178,049
Short-Term Securities	240,668	$260,265	—	500,933

Total	$8,418,024	$260,265	$693	$8,678,982

[1] See above Schedule of Investments for values in each industry. Investments categorized as Level 3 are included in Pharmaceuticals, Wireless Telecommunications Services and Other Interests.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$4,137	—	—	$4,137
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	FEBRUARY 28, 2015	5

Schedule of Investments (concluded)	BlackRock Disciplined Small Cap Core Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$6,000	—	—	$6,000
Liabilities:
Collateral on securities loaned at value	—	$(260,265)	—	(260,265)

Total	$6,000	$(260,265)	—	$(254,265)

During the period ended February 28, 2015, there were no transfers between levels.

6	BLACKROCK FUNDS	FEBRUARY 28, 2015

Item 2 – Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 22, 2015